Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

Inventories consist of the following:

	June 30,	December 31,
	2025	2024
Raw materials	$607,350	$848,123
Work in progress	1,086,923	1,633,948
Finished goods	223,887	224,297
Subtotal	1,918,160	2,706,368
Reserve for obsolete inventory	(57,818)	(32,367)
Total	$1,860,342	$2,674,001

The Company evaluates inventories for excess and obsolescence on a regular basis, based on management’s assessment of product life cycles, historical and forecasted demand, and market conditions. A write-down is recognized when the carrying amount of inventory exceeds its estimated net realizable value. The Company established inventory valuation allowances of $57,818 and $32,367 for the six months ended June 30, 2025 and the year ended December 31, 2024, respectively. For the six months ended June 30, 2025 and 2024, the Company recorded inventory write-downs of $13,146 and $0, respectively.